Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Investigation tax authority	5 years	5 years
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of corporate tax rate exemption	17.00%	17.00%
Investigation tax authority	4 years	4 years
SINGAPORE | First S G One Hundred Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate			75.00%	75.00%
Exemption tax amount			$ 74,822	$ 100,000
SINGAPORE | Next SG One Hundred Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	50.00%	50.00%	50.00%	50.00%
Exemption tax amount	$ 74,822	$ 100,000	$ 74,822	$ 100,000
SINGAPORE | First SG Ten Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	75.00%	75.00%
Exemption tax amount	$ 7,482	$ 10,000
KOREA, REPUBLIC OF | Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of corporate tax rate exemption	9.00%	9.00%
KOREA, REPUBLIC OF | Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of corporate tax rate exemption	10.00%	10.00%